Share Option Activities, Stock Options Granted by Red 5 (Detail) (Stock options and ordinary shares granted by Red 5, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock options and ordinary shares granted by Red 5
Number of Options
Outstanding at beginning of period	21,168,682
Exercised	(805,251)
Forfeited	(14,813,074)
Outstanding at end of period	5,550,357	21,168,682
Vested and expected at end of period	5,537,716
Exercisable at end of period	3,644,789
Weighted-Average Exercise Price Per Option
Outstanding at beginning of period	$ 0.128
Exercised	$ 0.124
Forfeited	$ 0.130
Outstanding at end of period	$ 0.122	$ 0.128
Vested and expected at end of period	$ 0.122
Exercisable at end of period	$ 0.123
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	2 years 7 months 10 days	1 year 3 months 22 days
Vested and expected at end of period	2 years 7 months 10 days
Exercisable at end of period	2 years 3 months 4 days
Aggregate Intrinsic Value
Outstanding at beginning of period	$ 12,122,636
Exercised	162,279	14,762
Outstanding at end of period	1,133,349	12,122,636
Vested and expected at end of period	1,130,746
Exercisable at end of period	$ 740,881